31-Jan-2013
Principal
Payment
0.00
51,628,911.30
0.00
0.00
51,628,911.30
Interest per

Collection Period No. 11
Collection Period (from... to) 1-Jan-2013 31-Jan-2013
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Determination Date 13-Feb-2013
Record Date
14-Feb-2013
Collection Period Ended
Dates
Amounts in USD
Payment Date
15-Feb-2013
Interest Period of the Class A-1 Notes (from... to) 15-Jan-2013 15-Feb-2013 Actual/360 Days 31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jan-2013 15-Feb-2013
30/360 Days
30
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 350,533,450.05 298,904,538.75 104.300831
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
940,797,450.05
889,168,538.75
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
1,246,373,275.44
1,194,744,364.14
present value of lease payments 697,529,576.24 351,988,997.58 324,022,582.29 present value of Base Residual Value 1,000,113,898.17 894,384,277.86 870,721,781.85
Amount Percentage
Initial Overcollateralization Amount
267,379,474.41 15.75%
Target Overcollateralization Amount
305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest Rate Interest Payment $1000 Face Amount
Class A-1 Notes 0.343780% 0.00 0.000000 0.00
per $1000 Face Amount
0.000000
Payment
Class A-2 Notes
0.660000% 192,793.40 0.389482 51,821,704.70 104.690313
Class A-3 Notes 0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
641,687.13
$52,270,598.43
0.00
0.00
Available Funds
Lease Payments Received 27,699,308.29 (1) Total Servicing Fee
Distributions
1,038,644.40
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations 8,380,541.24 (2) Total Trustee Fees (max. $100,000 p.a.)
0.00
51,628,911.30
Excess wear and tear included in Net Sales Proceeds 18,597.95 (3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds 218,201.58 (4) Priority Principal Distribution Amount
641,687.13
0.00
Subtotal
64,102,385.23 (5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount
10,794,130.96
64,103,373.79
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs
Investment Earnings 988.56 (8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
64,103,373.79
Total Available Collections
64,103,373.79 (9) Excess Collections to Certificateholders
Reserve Account Draw Amount 0.00
Total Distribution
Summary
Note
Factor
0.000000
0.603848
1.000000
1.000000
Interest & Principal
Net Sales Proceeds-early terminations (including Defaulted Leases) 28,022,535.70
Interest & Principal
Shortfall
Distribution Detail
Amount Due
1,038,644.40 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 641,687.13 641,687.13 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 192,793.40 192,793.40 0.00
thereof on Class A-3 Notes
358,600.00 358,600.00 0.00
thereof on Class A-4 Notes
90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 641,687.13 641,687.13 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 51,628,911.30 51,628,911.30 0.00
Principal Distribution Amount 51,628,911.30 51,628,911.30 0.00
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
132.80
minus Net Investment Earnings
132.80
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund
132.80
Net Investment Earnings on the Exchange Note
Collection Account
855.76
Investment Earnings for the Collection Period 988.56
Total Servicing Fee
1,038,644.40
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,246,373,275.44 38,092
Principal portion of lease payments 20,594,447.00
Terminations- Early 19,739,461.88
Terminations- Scheduled 6,921,361.10
Repurchase Payment (excluding interest) 0.00
Gross Losses 4,373,641.32
Securitization Value end of Collection Period 1,194,744,364.14 36,910
Pool Factor 70.38%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.63%
Weighted Average Remaining Term (months) 25.04 14.89
Weighted Average Seasoning (months) 12.37 22.44
Aggregate Base Residual Value 1,139,551,610.25 938,587,197.20
Cumulative Turn-in Ratio 73.97%
Proportion of base prepayment assumption realized life to date 97.22%
Actual lifetime prepayment speed 0.74%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,191,029,714.77 36,808 99.69%
31-60 Days Delinquent 2,377,658.78 64 0.20%
61-90 Days Delinquent 883,905.98 25 0.07%
91-120 Days Delinquent 453,084.61 13 0.04%
Total 1,194,744,364.14 36,910 100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
3,845,089.74
Less Liquidation Proceeds
3,912,596.88
Less Recoveries
235,575.21
Current Net Credit Loss / (Gain)
(303,082.35)
Cumulative Net Credit Loss / (Gain) (1,232,434.41)
(5,326,471.98)
Cumulative Residual Loss / (Gain)
(40,671,841.42)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.073%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 27,189,374.56
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(2.396%)
Less sales proceeds and other payments received during
Collection Period
32,515,846.54
Current Residual Loss / (Gain)